EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF THE STOCK OPTIONS GRANTED, FORFEITED OR EXPIRED

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plan for the three months ended March 31, 2022 and March 31, 2021 respectively:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	163,913	$15.50	2.61	$-
Granted	-	-	-	-
Forfeited or expired	-	-	-	-
Exercised	-	-	-	-
Outstanding at March 31, 2022	163,913	$15.50	2.37	-

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	233,917	$15.43	3.63	$-
Granted	-	-	-	-
Forfeited or expired	-	-	-	-
Exercised	-	-	-	-
Outstanding at March 31, 2021	233,917	$15.22	3.38	$-

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plan for the years ended December 31, 2021 and 2020 respectively:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	233,917	$15.43	3.63	$-
Granted		-	-	-
Forfeited or expired	(70,004)	14.57	2.68	-
Exercised	-	-	-	-
Outstanding at December 31, 2021	163,913	$15.50	2.61	-

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	229,833	$15.43	3.87	$2,995,640
Granted	27,417	30.86	4.28	-
Forfeited or expired	(23,333)	33.43	4.23	-
Exercised	-	-	-	-
Outstanding at December 31, 2020	233,917	$15.43	3.63	-

SCHEDULE OF NON - VESTED STOCK OPTIONS

The following is a summary of the Company’s non-vested stock options as of March 31, 2022 and March 31, 2021 respectively:

Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2021		53,803	$15.14	0.90
Granted		-	-	-
Vested		-	-	-
Forfeited or expired		-	-	-
Non-vested at March 31, 2022		53,803	$15.14	0.82

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2020	159,542	$13.39	2.53
Granted	-	-	-
Vested	-	-	-
Forfeited or expired	-	-	-
Non-vested at March 31, 2021	159,542	$14.87	2.34

The following is a summary of the Company’s non-vested stock options as of December 31, 2021 and 2020 respectively:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2020	159,542	$13.39	2.53
Granted	-	-	-
Vested	(49,732)	13.76	0.82
Forfeited or expired	(56,007)	14.57	2.68
Non-vested at December 31, 2021	53,803	$15.14	0.90

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2019	212,333	$15.43	4.30
Granted	27,417	30.86	4.28
Vested	(56,875)	13.39	2.53
Forfeited or expired	(23,333)	33.43	4.23
Non-vested at December 31, 2020	159,542	$13.39	2.53

SCHEDULE OF ASSUMPTION OF BLACK-SCHOLES OPTION PRICING MODEL

	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
Exercise price	$0.16 - $0.26	$0.16 - $0.26
Expected term	3.25 to 3.75 years	3.25 to 3.75 years
Risk-free interest rate	0.38% - 2.43%	0.38% - 2.43%
Estimated volatility	293.07% - 517.13%	293.07% - 517.13%
Expected dividend	-	-
Option price at valuation date	$0.12 - $0.27	$0.12 - $0.31

	Year Ended December 31, 2021	Year Ended December 31, 2020
Exercise price	$0.16 - $0.26	$0.16 - $0.39
Expected term	3.25 to 3.75 years	3.25 to 3.75 years
Risk-free interest rate	0.38% - 2.43%	0.26% - 2.43%
Estimated volatility	293.07% - 517.13%	293.07% - 517.13%
Expected dividend	-	-
Option price at valuation date	$0.12 - $0.27	$0.12 - $0.31